UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Bond Trust (BLJ)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 127.0%
Corporate - 10.2%	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT,
	7.00%, 11/15/30	$ 2,335	$ 2,099,398
	New Jersey EDA, RB, Disposal, Waste M Management of New
	Jersey, Series A, AMT, 5.30%, 6/01/15	1,000	1,041,790
	Port Authority of New York & New Jersey, RB, Continental
	Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia,
	AMT, 9.13%, 12/01/15	110	110,098
			3,251,286
County/City/Special District/School	City of Vineland New Jersey, GO, Electric Utility, AMT
District - 14.4%	(MBIA), 5.30%, 5/15/29	1,000	995,170
	City of Vineland New Jersey, GO, Electric Utility, AMT
	(MBIA), 5.38%, 5/15/32	1,500	1,479,750
	Cumberland County Improvement Authority, RB, Series A,
	5.00%, 1/01/30	195	190,404
	Essex County Improvement Authority, Refunding RB, Project
	Consolidation (MBIA), 5.50%, 10/01/29	790	890,654
	Hudson County Improvement Authority, RB, Harrison Parking
	Facility Project, Series C (AGC), 5.38%, 1/01/44	800	839,528
	Middlesex County Improvement Authority, RB, Subordinate,
	Heldrich Center Hotel, Series B, 6.25%, 1/01/37	560	103,034
	Salem County Improvement Authority, RB, Finlaw Street
	Office Building (FSA), 5.25%, 8/15/38	100	103,777
			4,602,317
Education - 11.4%	New Jersey Educational Facilities Authority, RB, Georgian
	Court College Project, Series C, 6.50%, 7/01/13 (a)	630	748,560
	New Jersey Educational Facilities Authority, RB, Montclair
	State University, Series J, 5.25%, 7/01/38	180	181,726
	New Jersey Educational Facilities Authority, Refunding RB,
	College of New Jersey, Series D (FSA), 5.00%, 7/01/35	1,010	1,032,594
	New Jersey Educational Facilities Authority, Refunding RB,
	Fairleigh Dickinson, Series C, 6.00%, 7/01/20	1,000	1,023,220
	New Jersey Educational Facilities Authority, Refunding RB,
	Series D, Georgian Court University, 5.00%, 7/01/33	150	138,843
	New Jersey Educational Facilities Authority, Refunding RB,
	University Medical & Dentistry, Series B, 7.50%, 12/01/32	450	504,936
			3,629,879
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance Inc.
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance
CAB	Capital Appreciation Bonds		(National Public Finance Guaranty Corp.)
COP	Certificates of Participation	RB	Revenue Bonds
EDA	Economic Development Authority	S/F	Single-Family

BlackRock New Jersey Municipal Bond Trust (BLJ)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Health - 29.0%	New Jersey EDA, RB, First Mortgage, Lions Gate Project,
	Series A, 5.75%, 1/01/25	$ 150	$ 129,183
	New Jersey EDA, RB, First Mortgage, Lions Gate Project,
	Series A, 5.88%, 1/01/37	265	206,711
	New Jersey EDA, Refunding RB, First Mortgage, Lions Gate
	Project, First Mortgage, Winchester, Series A, 5.80%,
	11/01/31	1,000	969,810
	New Jersey EDA, Refunding RB, First Mortgage, Lions Gate
	Project, Seabrook Village Inc. Facilities,
	5.25%, 11/15/26	470	387,045
	New Jersey Health Care Facilities Financing Authority, RB,
	CAB, Saint Barnabas Health, Series B, 5.90%, 7/01/30 (b)	500	94,855
	New Jersey Health Care Facilities Financing Authority, RB,
	CAB, Saint Barnabas Health, Series B, 5.69%, 7/01/36 (b)	3,600	398,736
	New Jersey Health Care Facilities Financing Authority, RB,
	CAB, Saint Barnabas Health, Series B, 5.76%, 7/01/37 (b)	3,600	367,056
	New Jersey Health Care Facilities Financing Authority, RB,
	CAB, Saint Barnabas Health, Series B, South Jersey Hospital,
	5.00%, 7/01/46	500	459,150
	New Jersey Health Care Facilities Financing Authority, RB,
	Health System, Catholic Health East, Series A, 5.38%,
	11/15/12 (a)	2,000	2,252,860
	New Jersey Health Care Facilities Financing Authority, RB,
	Hospital Asset Transformation Program, Series A,
	5.25%, 10/01/38	500	505,245
	New Jersey Health Care Facilities Financing Authority, RB,
	Meridian Health, Series I (AGC), 5.00%, 7/01/38	250	244,042
	New Jersey Health Care Facilities Financing Authority, RB,
	South Jersey Hospital, 6.00%, 7/01/12 (a)	1,500	1,693,875
	New Jersey Health Care Facilities Financing Authority, RB,
	Unrefunded, Atlantic City Medical, 5.75%, 7/01/25	1,110	1,137,750
	New Jersey Health Care Facilities Financing Authority, RB,
	Virtua Health (AGC), 5.50%, 7/01/38	400	410,164
			9,256,482
Housing - 10.4%	New Jersey State Housing & Mortgage Finance Agency, RB,
	Series A, 4.75%, 11/01/29	370	360,680
	New Jersey State Housing & Mortgage Finance Agency, RB,
	Series AA, 6.38%, 10/01/28	990	1,089,683
	New Jersey State Housing & Mortgage Finance Agency, RB,
	Series AA, 6.50%, 10/01/38	420	455,465
	New Jersey State Housing & Mortgage Finance Agency, RB,
	S/F Housing, Series CC, 5.00%, 10/01/34	560	553,678
	New Jersey State Housing & Mortgage Finance Agency, RB,
	S/F Housing, Series T, AMT, 4.70%, 10/01/37	250	225,627
	Newark Housing Authority, RB, South Ward Police Facility
	(AGC), 5.75%, 12/01/30	180	191,545
	Newark Housing Authority, RB, South Ward Police Facility
	(AGC), 6.75%, 12/01/38	405	452,142
			3,328,820

BlackRock New Jersey Municipal Bond Trust (BLJ)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
State - 30.3%	Garden State Preservation Trust, RB, CAB, Series B (FSA),
	5.24%, 11/01/27 (b)	$ 4,000	$ 1,702,520
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%,
	6/15/34	2,000	1,861,080
	New Jersey EDA, RB, Newark Downtown District Management
	Corp., 5.13%, 6/15/37	250	202,925
	New Jersey EDA, RB, School Facilities Construction,
	Series Z (AGC), 5.50%, 12/15/34	1,000	1,070,910
	New Jersey EDA, RB, School Facilities Construction,
	Series Z (AGC), 6.00%, 12/15/34	1,000	1,111,570
New Jersey EDA, Refunding RB, School Facilities
	Construction, Series AA, 5.50%, 12/15/29	500	542,875
	New Jersey EDA, Special Assessment Bonds, Refunding,
	Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	1,893,825
	New Jersey Transportation Trust Fund Authority, New
	Jersey, RB, Transportation System, CAB, Series C (FSA),
	4.48%, 12/15/32 (b)	1,250	328,550
	New Jersey Transportation Trust Fund Authority, New
	Jersey, RB, Transportation System, Series A, 6.00%,
	12/15/38	500	544,345
	New Jersey Transportation Trust Fund Authority, New
	Jersey, RB, Transportation System, Series A (AGC), 5.63%,
	12/15/28	200	225,260
	State of New Jersey, COP, Equipment Lease Purchase, Series
	A, 5.25%, 6/15/28	200	206,356
			9,690,216
Tobacco - 1.1%	Tobacco Settlement Financing Corp. New Jersey, Refunding
	RB, Series 1A, 4.50%, 6/01/23	390	349,050
Transportation - 18.3%	New Jersey State Turnpike Authority, RB, Series E,
	5.25%, 1/01/40	1,000	1,029,070
	New Jersey Transportation Trust Fund Authority, RB,
	Transportation System, Series A, 5.88%, 12/15/38	460	495,567
	Port Authority of New York & New Jersey, RB, Consolidated,
	125th Series (FSA), 5.00%, 4/15/32	1,500	1,532,520
	Port Authority of New York & New Jersey, RB, Consolidated,
	126th Series, AMT (MBIA), 5.25%, 5/15/37	2,250	2,256,143
	Port Authority of New York & New Jersey, RB, Consolidated,
	152nd Series, AMT, 5.75%, 11/01/30	525	553,240
			5,866,540
Utilities - 0.5%	Rahway Valley Sewerage Authority, RB, CAB, Series A (MBIA),
	4.40%, 9/01/33 (b)	650	162,662
Utilities: Water & Sewer - 1.4%	New Jersey EDA, Refunding RB, New Jersey American Water
	Co., Series A, AMT, 5.70%, 10/01/39	475	461,890
	Total Municipal Bonds in New Jersey		40,599,142
Multi-State - 6.8%
Housing - 6.8%	Centerline Equity Issuer Trust, 7.20%, 10/31/52 (c)(d)	2,000	2,177,680
	Total Municipal Bonds in Multi-State		2,177,680

BlackRock New Jersey Municipal Bond Trust (BLJ)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Puerto Rico - 19.7%
Housing - 2.4%	Puerto Rico Housing Finance Authority, Refunding RB,
	Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$ 765	$ 774,631
State - 5.4%	Puerto Rico Infrastructure Financing Authority, RB, CAB,
	Series A (AMBAC), 4.36%, 7/01/37 (b)	1,750	228,795
	Puerto Rico Infrastructure Financing Authority, RB, CAB,
	Series A (AMBAC), 4.53%, 7/01/43 (b)	1,000	84,100
	Puerto Rico Public Buildings Authority, Refunding RB,
	Government Facilities, Series M-3 (MBIA), 6.00%, 7/01/27	425	439,365
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series
	A, 5.75%, 8/01/37	970	981,388
			1,733,648
Transportation - 3.4%	Puerto Rico Highway & Transportation Authority, Refunding
	RB, Series CC (AGC), 5.50%, 7/01/31	1,000	1,086,340
Utilities - 6.2%	Puerto Rico Electric Power Authority, RB, Series II,
	5.25%, 7/01/12 (a)	1,750	1,967,998
Utilities: Electric & Gas - 2.3%	Puerto Rico Electric Power Authority, RB, Series WW,
	5.50%, 7/01/38	750	735,135
	Total Municipal Bonds in Puerto Rico		6,297,752
	Total Municipal Bonds		49,074,574
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (e)
New Jersey - 2.0%
Transportation - 2.0%	Port Authority of New York & New Jersey, Refunding RB,
	Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	633,160
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 2.0%		633,160
	Total Long-Term Investments
	(Cost - $50,681,919) - 155.5%		49,707,734
	Short-Term Securities	Shares
	CMA New Jersey Municipal Money Fund, 0.04% (f)(g)	850,623	850,623
	Total Short-Term Securities
	(Cost - $850,623) - 2.7%		850,623
	Total Investments (Cost - $51,532,542*) - 158.2%		50,558,357
	Other Assets Less Liabilities - 1.9%		603,151
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (1.3)%		(419,880)
	Preferred Shares, at Redemption Value - (58.8)%		(18,776,645)
	Net Assets Applicable to Common Shares - 100.0%	$ 31,964,983

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009,

as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 50,926,240
Gross unrealized appreciation	$ 2,290,765
Gross unrealized depreciation	(3,078,431)
Net unrealized depreciation	$ (787,666)

BlackRock New Jersey Municipal Bond Trust (BLJ)
Schedule of Investments November 30, 2009 (Unaudited)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b) Represents a zero coupon bond. Rate shown reflects the current yield as of report date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New Jersey Municipal Money Fund	$ 200,022	$ 56

(g) Represents the current yield as of report date.

BlackRock New Jersey Municipal Bond Trust
Schedule of Investments November 30, 2009 (Unaudited)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated investing in those securities. For information about the Trust's policy regarding valuation of investments and with other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 850,623
Level 2 - Long-Term Investments[1]	49,707,734
Level 3	-
Total	$ 50,558,357

1See above Schedule of Investments for values in each state and political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New Jersey Municipal Bond Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 22, 2010